Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

11.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
	(In millions)
Accrued other operating expenses	8,925	8,301	1,272
Content acquisition costs	7,267	6,734	1,032
Tax payable	3,115	3,779	579
Accrued payroll and welfare	2,407	3,508	538
Payable to noncontrolling interest shareholders	240	3,466	531
Traffic acquisition costs	2,772	2,467	378
Bandwidth costs	2,492	1,985	304
Accruals for purchases of fixed assets	1,220	1,270	195
Funds collected on behalf of service providers	498	523	80
Interest payable	310	487	75
Payable to merchants	310	307	47
Users’ and third party agents’ deposits	641	268	41
Others	2,504	3,621	555

	32,701	36,716	5,627